Share-based payment arrangements	12 Months Ended
Dec. 31, 2025
Share-based Payment Arrangements
Share-based payment arrangements

11. Share-based payment arrangements

A.	Description of share-based payment arrangements

As of December 31, 2025, the Company had the following share-based payment arrangements.

i.	Share option plan (cash-settled)

On June 30, 2021, Play F&B Co., Ltd, a subsidiary of Play Company, granted 400 share options to its employees. These options entitle the holders to a cash payment upon meeting the vesting conditions. The amount of the cash payment is determined based on the difference between the Company’s share price at the time of exercise and the exercise price.

The key terms and conditions related to the grants under these plans are as follows:

Grant date	Number of instruments	Vesting conditions	Contractual life of options	Type	Underlying assets
Options granted to employees
As of June 30, 2021	400	2 years’ service from grant date and the Play F&B Co., Ltd’s annual average Adjusted EBITDA (*1) equals or exceeds Korean Won 1,375,000 thousand at the date of exercise	7 years	Cash-settled	Play F&B Co., Ltd’s ordinary shares

(*1)	Adjusted EBITDA = Operating Income +Depreciation of PP&E +Amortization of Intangible Assets +Advertising & marketing expenses

ii.	Equity Price Protection Right

On March 31, 2023, the Company entered into a Share Purchase Agreement with Hyeong Seok Cho (CEO of Play Company), which became effective on January 3, 2025. Under this agreement, Hyeong Seok Cho was granted a right to receive a cash payment based on the performance of KWM shares received as a compensation. The amount of the cash payment is determined based on the difference between the initial value and the actual selling price of the shares during the exercise period. In 2025, among 8,668,867 shares previously owned by Hyeong Seok Cho, 8,622,587 shares were disposed and related liabilities of Korean Won 25,738,891 thousand were calculated and classified as Trade and other non-current payables. The remaining 46,280 shares were measured at fair value using a binomial model (CRR), and related liabilities of Korean Won 145,431 thousand were calculated and classified as Trade and other non-current payables.

The key terms and conditions related to the grants under these plans are as follows:

Grant date	Number of instruments	Vesting conditions	Contractual life of options	Type	Underlying assets
Options granted to employees
As of January 3, 2025	N/A	Buyer compensates Seller for any shortfall if shares sold below initial value; adjusted for gains realized/distribute up to Dec 31, 2026	3 months following 6 month lock-up expiration	Cash-settled	KWM shares listed on Nasdaq

B.	Measurement of fair values

i.	Cash-settled share-based payment arrangement

The fair value of the employee share options has been measured using a binomial model.

The inputs used in the measurement of the fair values at grant date and measurement date of the cash-settled share-based payment arrangement are as follows:

Share appreciation rights (cash-settled)		December 31, 2025	December 31, 2024
Fair value of option	₩	7,540	54,230
Share price		410,136	643,735
Exercise price	₩	1,100,000	1,100,000
Risk- free interest rate (based on government bonds)		2.98%	2.71%
Volatility (*)		35.50%	30.00%

(*)	Volatility has been based on an evaluation of the historical volatility of other companies’ share price, which are listed in KOSDAQ, particularly over the historical period commensurate with prior one year.

ii.	Equity Price Protection Right

The fair value of the employee share options related to remaining 46,280 shares owned by Hyeong Seok Cho has been measured using a binomial model(CRR).

The inputs used in the measurement of the fair values at grant date and measurement date of the cash-settled share-based payment arrangement are as follows:

Share appreciation rights (cash-settled)		December 31, 2025	December 31, 2024
Fair value of option	USD	2.19	-
Share price	USD	0.41	-
Exercise price	USD	2.6	-
Risk- free interest rate (based on government bonds)		3.67%	-
Volatility (*)		53.5%	-

(*)	Volatility has been based on an evaluation of the historical volatility of other companies’ share price, which are listed in NASDAQ, particularly over the historical period commensurate with prior one year.

C.	Reconciliation of outstanding share options

The number and exercise prices of share options under the share option plan for the years ended December 31, 2025, 2024 and 2023 are as follows:

i.	Cash-settled share-based payment arrangement

	2025			2024			2023
	Number of options		Exercise price	Number of options		Exercise price	Number of options		Exercise price
	(In Korean Won and number of options)
Outstanding at January 1	400	₩	1,100,000	400	₩	1,100,000	400	₩	1,100,000
Outstanding at December 31	400		1,100,000	400		1,100,000	400		1,100,000
Exercisable at December 31	-	₩	-	-	₩	-	-	₩	-

Details of the liabilities arising from the share option plan (cash-settled) are as follows.

		As of December 31, 2025	As of December 31, 2024	As of December 31, 2023
		(In thousands of Korean won)
Total carrying amount of liabilities for share-based payment	₩	25,887,338	21,692	201,819
Total intrinsic value of liabilities for vested benefits		-	-	58,933